Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2011	2010
Vendor prepayments	$237	$83
Other prepaid expenses*	771	694
Total prepaid expenses and other current assets	$1,008	$777

*No individual amounts greater than 5% of current assets.